Labor obligations - Movements in defined benefit obligation (Details) - Defined benefit plan - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Movements in the present value of the defined benefit obligation
Reductions and terminations			$ (2,422)
Present value of defined benefit obligation
Movements in the present value of the defined benefit obligation
Present value of defined benefit obligation at beginning of period	$ 143,058	$ 121,477	129,199
Current service cost	9,190	9,013	9,883
Interest cost	14,443	12,153	10,053
Reductions and terminations			(2,422)
Remeasurement (gains)/losses:
Actuarial gains and losses arising from changes in financial and demographic assumptions	5,499	6,105	(31,009)
Actuarial gains and losses arising from experience assumptions	5,124	(3,916)	9,751
Benefits paid	(12,035)	(1,774)	(3,978)
Present value of defined benefit obligation at end of period	$ 165,279	$ 143,058	$ 121,477